Bancroft Fund Ltd.

Schedule of Investments — July 31, 2019 (Unaudited)

Principal Amount		Market Value

	CONVERTIBLE CORPORATE BONDS — 75.8%
	Aerospace — 2.1%
$ 2,000,000	Aerojet Rocketdyne Holdings Inc., 2.250%, 12/15/23	$3,447,317

	Automotive — 1.3%
1,000,000	NIO Inc., 4.500%, 02/01/24(a)	578,061
1,510,000	Tesla Inc., 2.000%, 05/15/24	1,543,448

		2,121,509

	Business Services — 3.2%
1,500,000	Perficient Inc., 2.375%, 09/15/23(a)	1,661,819
1,040,000	RingCentral Inc., Zero Coupon, 03/15/23	1,852,120
1,500,000	Square Inc., 0.500%, 05/15/23	1,913,899

		5,427,838

	Communications Equipment — 4.5%
1,500,000	Harmonic Inc., 4.000%, 12/01/20	2,123,360
2,335,000	InterDigital Inc., 2.000%, 06/01/24(a)	2,391,741
2,459,000	Lumentum Holdings Inc., 0.250%, 03/15/24	2,956,752

		7,471,853

	Computer Software and Services — 17.5%
1,725,000	Boingo Wireless Inc., 1.000%, 10/01/23(a)	1,484,818
1,835,000	Coupa Software Inc., 0.125%, 06/15/25(a)	2,064,094
2,500,000	CSG Systems International Inc., 4.250%, 03/15/36	2,837,653
1,000,000	GDS Holdings Ltd., 2.000%, 06/01/25	1,054,039
2,500,000	IAC Financeco 3 Inc., 2.000%, 01/15/30(a)	2,710,096
1,190,000	LivePerson Inc., 0.750%, 03/01/24(a)	1,335,858
1,500,000	MercadoLibre Inc., 2.000%, 08/15/28(a)	2,389,821
1,776,000	New Relic Inc., 0.500%, 05/01/23	1,959,523
1,548,000	Nice Systems Inc., 1.250%, 01/15/24	2,921,569
500,000	Okta Inc., 0.250%, 02/15/23	1,370,140
340,000	Pluralsight Inc., 0.375%, 03/01/24(a)	370,424

Principal Amount		Market Value

$ 1,500,000	PROS Holdings Inc., 2.000%, 06/01/47	$2,307,106
400,000	Q2 Holdings Inc., 0.750%, 02/15/23	594,158
675,000	0.750%, 06/01/26(a)	748,608
1,500,000	Splunk Inc., 1.125%, 09/15/25(a)	1,739,687
1,500,000	The Priceline Group Inc., 0.350%, 06/15/20	2,169,963
1,000,000	Vocera Communications Inc., 1.500%, 05/15/23	1,065,657

		29,123,214

	Consumer Services — 3.3%
1,000,000	Chegg Inc., 0.125%, 03/15/25(a)	1,114,533
2,000,000	Extra Space Storage LP, 3.125%, 10/01/35(a)	2,491,316
2,000,000	Quotient Technology Inc., 1.750%, 12/01/22	1,953,476

		5,559,325

	Diversified Industrial — 4.1%
750,000	Chart Industries Inc., 1.000%, 11/15/24(a)	1,058,822
1,749,000	Kaman Corp., 3.250%, 05/01/24	2,037,316
1,000,000	KBR Inc., 2.500%, 11/01/23(a)	1,213,662
1,457,000	Team Inc., 5.000%, 08/01/23	1,556,337
1,000,000	TimkenSteel Corp., 6.000%, 06/01/21	981,415

		6,847,552

	Electronics — 0.3%
515,000	Applied Optoelectronics Inc., 5.000%, 03/15/24(a)	456,386

	Energy and Utilities — 3.2%
2,000,000	Cheniere Energy Inc., 4.250%, 03/15/45	1,585,000
917,000	Newpark Resources Inc., 4.000%, 12/01/21	1,021,896
3,000,000	SunPower Corp., 4.000%, 01/15/23	2,692,651

		5,299,547

	Entertainment — 2.4%
2,000,000	DISH Network Corp., 3.375%, 08/15/26	1,837,676
1,250,000	Gannett Co. Inc., 4.750%, 04/15/24	1,324,766

Bancroft Fund Ltd.

Schedule of Investments (Continued) — July 31, 2019 (Unaudited)

Principal Amount		Market Value

	CONVERTIBLE CORPORATE BONDS (Continued)
	Entertainment (Continued)
$ 1,625,000	Global Eagle Entertainment Inc., 2.750%, 02/15/35	$789,730

		3,952,172

	Financial Services — 4.4%
1,250,000	Encore Capital Group Inc., 3.250%, 03/15/22	1,307,535
1,500,000	GSV Capital Corp., 4.750%, 03/28/23	1,442,557
1,000,000	Heritage Insurance Holdings Inc., 5.875%, 08/01/37	1,125,294
1,000,000	IIP Operating Partnership LP, 3.750%, 02/21/24(a)	1,615,643
1,116,000	LendingTree Inc., 0.625%, 06/01/22	1,843,493

		7,334,522

	Health Care — 13.9%
1,550,000	BioMarin Pharmaceutical Inc., 0.599%, 08/01/24	1,579,656
1,000,000	CONMED Corp., 2.625%, 02/01/24(a)	1,173,606
535,000	DexCom Inc., 0.750%, 12/01/23(a)	643,672
1,500,000	Evolent Health Inc., 1.500%, 10/15/25(a)	957,446
1,330,000	Exact Sciences Corp., 0.375%, 03/15/27	1,644,289
750,000	Inovio Pharmaceuticals Inc., 6.500%, 03/01/24(a)	607,004
1,566,000	Insulet Corp., 1.375%, 11/15/24	2,276,706
1,250,000	Intercept Pharmaceuticals Inc., 2.000%, 05/15/26	1,102,527
500,000	Invacare Corp., 4.500%, 06/01/22	375,069
1,384,000	Neurocrine Biosciences Inc., 2.250%, 05/15/24	1,995,152
1,000,000	NuVasive Inc., 2.250%, 03/15/21	1,205,206
1,500,000	Pacira BioSciences Inc., 2.375%, 04/01/22	1,546,291
2,000,000	Paratek Pharmaceuticals Inc., 4.750%, 05/01/24	1,387,658
350,000	Repligen Corp., 0.375%, 07/15/24	377,921
400,000	Retrophin Inc., 2.500%, 09/15/25	362,551
1,500,000	Supernus Pharmaceuticals Inc., 0.625%, 04/01/23	1,474,022

Principal Amount		Market Value

$ 1,370,000	Tabula Rasa HealthCare Inc., 1.750%, 02/15/26(a)	$1,534,236
1,200,000	Teladoc Health Inc., 3.000%, 12/15/22	2,073,945
1,000,000	Theravance Biopharma Inc., 3.250%, 11/01/23	942,250

		23,259,207

	Metals and Mining — 0.3%
500,000	Arconic Inc., 1.625%, 10/15/19	502,773

	Retail — 0.2%
400,000	Guess? Inc., 2.000%, 04/15/24(a)	385,882

	Semiconductors — 9.3%
650,000	Advanced Micro Devices Inc., 2.125%, 09/01/26	2,527,250
1,500,000	Cypress Semiconductor Corp., 4.500%, 01/15/22	2,582,326
1,500,000	Inphi Corp., 1.125%, 12/01/20	2,326,243
2,000,000	Knowles Corp., 3.250%, 11/01/21	2,559,700
2,386,000	Rambus Inc., 1.375%, 02/01/23	2,360,482
1,750,000	Teradyne Inc., 1.250%, 12/15/23	3,210,688

		15,566,689

	Telecommunications — 3.9%
520,000	8x8 Inc., 0.500%, 02/01/24(a)	602,412
2,500,000	Infinera Corp., 2.125%, 09/01/24	1,896,201
1,000,000	Liberty Latin America Ltd., 2.000%, 07/15/24(a)	986,411
1,500,000	Twilio Inc., 0.250%, 06/01/23	3,067,773

		6,552,797

	Transportation — 1.9%
2,000,000	Atlas Air Worldwide Holdings Inc., 2.250%, 06/01/22	1,996,112
865,000	GOL Equity Finance SA, 3.750%, 07/15/24(a)	1,121,162

		3,117,274

	TOTAL CONVERTIBLE CORPORATE BONDS	126,425,857

Bancroft Fund Ltd.

Schedule of Investments (Continued) — July 31, 2019 (Unaudited)

Shares		Market Value

	CONVERTIBLE PREFERRED STOCKS (b) — 5.6%
	Agriculture — 0.8%
12,500	Bunge Ltd., 4.875%	$1,293,750

	Business Services — 0.3%
711,039	Amerivon Holdings LLC, 4.000%(c)	436,009
272,728	Amerivon Holdings LLC, common equity units(c)	16,364

		452,373

	Financial Services — 4.5%
2,000	Bank of America Corp., 7.250%, Ser. L	2,834,880
40,000	Landmark Infrastructure Partners LP, 7.216%, Ser. C	1,001,200
15,000	QTS Realty Trust Inc., 6.500%, Ser. B	1,696,650
1,500	Wells Fargo & Co., 7.500%, Ser. L	2,085,840

		7,618,570

	TOTAL CONVERTIBLE PREFERRED STOCKS	9,364,693

	MANDATORY CONVERTIBLE SECURITIES (d) — 15.8%
	Diversified Industrial — 3.2%
15,000	Colfax Corp., 5.750%, 01/15/22	1,871,550
30,311	International Flavors & Fragrances Inc., 6.000%, 09/15/21	1,629,822
30,100	Rexnord Corp., Ser. A 5.750%, 11/15/19	1,778,007

		5,279,379

	Energy and Utilities — 6.1%
25,180	American Electric Power Co. Inc., 6.125%, 03/15/22	1,371,806
3,325	Aqua America Inc., 6.000%, 04/30/22	190,123
37,200	CenterPoint Energy Inc., Ser. B 7.000%, 09/01/21	1,901,292
20,000	Dominion Energy Inc., Ser. A, 6.750%, 08/15/19	1,004,000
14,800	Ser. A, 7.250%, 06/01/22	1,487,252
18,600	DTE Energy Co., 6.500%, 10/01/19	1,037,880
10,000	NextEra Energy Inc., 6.123%, 09/01/19	660,700
5,369	Sempra Energy, Ser. A, 6.000%, 01/15/21	596,818
5,000	Ser. B, 6.750%, 07/15/21	557,250

Shares		Market Value

25,530	South Jersey Industries Inc., 7.250%, 04/15/21	$1,368,153

		10,175,274

	Equipment and Supplies — 0.7%
1,000	Danaher Corp., Ser. A 4.750%, 04/15/22	1,134,900

	Financial Services — 2.7%
10,000	2017 Mandatory Exchangeable Trust, 5.188%, 12/01/20	1,729,445
14,800	Assurant Inc., Ser. D 6.500%, 03/15/21	1,728,936
24,000	New York Community Capital Trust V, 6.000%, 11/01/51	1,151,520

		4,609,901

	Health Care — 1.6%
14,965	Avantor Inc., Ser. A 6.250%, 05/15/22	917,055
27,747	Becton Dickinson and Co., Ser. A 6.125%, 05/01/20	1,710,603

		2,627,658

	Real Estate Investment Trusts — 1.5%
2,060	Crown Castle International Corp., Ser. A 6.875%, 08/01/20	2,483,866

	TOTAL MANDATORY CONVERTIBLE SECURITIES	26,310,978

	COMMON STOCKS — 1.7%
	Computer Software and Services — 1.7%
16,645	Alibaba Group Holding Ltd., ADR†	2,881,416

	Energy and Utilities — 0.0%
133	Goodrich Petroleum Corp.†	1,531

	TOTAL COMMON STOCKS	2,882,947

	WARRANTS — 0.0%
	Energy and Utilities — 0.0%
1,135	Goodrich Petroleum Corp., expire 10/12/26†(c)	0

Principal Amount

	U.S. GOVERNMENT OBLIGATIONS — 1.1%
$ 1,865,000	U.S. Treasury Bills,
	1.964% to 2.136%††,
	10/03/19 to 10/24/19	1,857,880

	TOTAL INVESTMENTS — 100.0% (Cost $141,745,294)	$166,842,355

Bancroft Fund Ltd.

Schedule of Investments (Continued) — July 31, 2019 (Unaudited)

(a)

Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2019, the market value of Rule 144A securities amounted to $33,437,220 or 20.04% of total investments.

(b)	Security is perpetual and has no stated maturity date.
(c)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(d)	Mandatory convertible securities are required to be converted on the dates listed; they generally may be converted prior to these dates at the option of the holder.
†	Non-income producing security.
††	Represents annualized yields at dates of purchase.
ADR	American Depositary Receipt

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